Summary of Significant Accounting Policies (Deferred Financing Costs) - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Jul. 24, 2012	May 04, 2013	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	Feb. 02, 2013 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]
Significant Accounting Policies [Line Items]
Amortization of deferred financing costs		$ 78,000		$ 7,000	$ 455,000	$ 28,000	$ 28,000			$ 455,000
Repayment of Term Loan Facility	65,300,000		65,300,000		65,500,000	0	0	300,000	65,300,000
Write off of deferred debt issuance cost									1,600,000	1,600,000
Borrowing under term loan facility											$ 100,000,000